Events after the reporting period	12 Months Ended
Dec. 31, 2021
Events after the reporting period
Events after the reporting period
32.	Events after the reporting period

On February 15, 2022, the United Kingdom Gaming Commission issued a letter advising Novigroup Ltd that it was considering whether to open a regulatory investigation and setting out the list of its concerns from its December 2021 compliance assessment, which investigation could have resulted in a possible revocation of the license, suspension of the license, imposition of a penalty, imposition of additional license conditions or a warning (or a combination of these outcomes). On February 21, 2022, Novigroup Ltd voluntarily surrendered its license to operate in the U.K. and exited the U.K. market in order to focus on markets with greater growth potential and less uncertainty in relation to the trajectory of gambling regulatory reform. This action ceased the inquiry and potential investigation.

At the date of the surrender Novigroup Ltd had:

(i)	Ante-post liabilities: 676 GB (Great Britain) unique customers having ante-post open bets and a total of 2,119 of open bets. As of August 25, 2022 the open bets were reduced to 81 bets; and
(ii)	Active Customer and Customer Funds details: 193,583 active GB customers having logged-in in the past 12 months an aggregate of GBP 1,691,819 was held on their behalf in Novigroup Ltd`s segregated client funds accounts. As of August 25, 2022 this amount was reduced to GBP 707,260.

On March 30, 2022, Logflex MT Holdings Ltd entered into an Agreement and Plan of Reorganization (as the same may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) with Artemis Strategic Investment Corporation, a Delaware corporation (“Artemis”), Komisium Limited, a private company limited by shares incorporated under the laws of Cyprus and the holder of all of the issued ordinary shares of Novibet and all of the issued and outstanding PubCo ordinary shares (“Komisium”), Novibet PLC, a United Kingdom public limited company and a direct, wholly-owned subsidiary of Komisium (“PubCo”), and Novibet Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of PubCo (“Merger Sub”). Upon consummation of the transactions contemplated by the Business Combination Agreement, Artemis and Logflex MT Holdings Ltd will become wholly owned subsidiaries of PubCo. The transaction is expected to close in the second half of 2022.

32.	Events after the reporting period (continued)

On January 20, 2022, Novibet USA, Inc., a direct, wholly owned subsidiary of the Company entered into an Online Market Access Agreement (the “Caesars Market Access Agreement”) with Chester Downs and Marina, LLC (“Caesars”). Under the Caesars Market Access Agreement, Novibet USA and Caesars agreed that Novibet USA may operate, control and administer a branded online gambling service (excluding an online sportsbook or online poker) in the Commonwealth of Pennsylvania for ten years under Caesars’ operating licenses.

On April 20, 2022, Logflex MT Limited (Malta), a direct, wholly owned subsidiary of the Company entered into an Agreement for the Provision of Online Gaming Management and Consulting Services (the “Big Bola Agreement”) with Comercial de Juegos de la Frontera, S.A. de C.V. (“Big Bola”). Under the Big Bola Agreement, Logflex MT and Big Bola agreed that Logflex MT shall host, manage, promote and support the on-line betting and gaming business for the regulated Mexican interactive market for ten years (automatically renewable for additional 5-year terms unless either party manifests its will not to renew to the other party according the terms of the Big Bola Agreement) under Big Bola’s federal gaming permit. Such online gambling services will be offered under the “Novibet” brand.

On July 11, 2022, Novibet USA, Inc., a direct, wholly owned subsidiary of the Company, entered into an Online Market Access Agreement (the “Caesars Market Access Agreement”) with Ceasars Interactive Entertainment New Jersey, LLC (“Caesars”). Under the Caesars Market Access Agreement, Novibet USA and Caesars agreed that Novibet USA may operate, control and administer a branded online gambling service (including online sportsbook and iGaming) in the State of New Jersey for ten years under Caesars’ operating licenses which shall be extended for an additional subsequent five-year period if the parties mutually agree in writing prior to the end of the above 10-year term.

The Company’s annual fixed cost for the first 5 years specific to the new market access agreements is €3,550,000 and €3,950,000 for the following 5 years. The Company shall also pay initial fees of €4,750,000, as well as a variable revenue share component.

The geopolitical situation in Eastern Europe intensified on February 24, 2022 with the commencement of the conflict between Russia and Ukraine. As at the date of authorizing these financial statements for issue, the conflict continues to evolve as military activity proceeds. In addition to the impact of the events on entities that have operations in Russia, Ukraine, or Belarus or that conduct business with their counterparties, the conflict is increasingly affecting economies and financial markets globally and exacerbating ongoing economic challenges.

32.	Events after the reporting period (continued)

The European Union as well as United States of America, Switzerland, United Kingdom and other countries imposed a series of restrictive measures (sanctions) against the Russian and Belarussian government, various companies, and certain individuals. The sanctions imposed include an asset freeze and a prohibition from making funds available to the sanctioned individuals and entities. In addition, travel bans applicable to the sanctioned individuals prevents them from entering or transiting through the relevant territories.

Emerging uncertainty regarding global supply of commodities due to the conflict between Russia and Ukraine conflict may also disrupt certain global trade flows and place significant upwards pressure on commodity prices and input costs as seen through August 2022. Challenges for companies may include availability of funding to ensure access to raw materials, ability to finance margin payments and heightened risk of contractual non-performance.

The financial effect of the current crisis on the global economy and overall business activities cannot be estimated with reasonable certainty at this stage, due to the pace at which the conflict prevails and the high level of uncertainties arising from the inability to reliably predict the outcome.

The Group has limited direct exposure to Russia, Ukraine, and Belarus and as such does not expect significant impact from direct exposures to these countries.

Furthermore, the increasing energy prices, fluctuations in foreign exchange rates, unease in stock market trading, rises in interest rates, supply chain disruptions and intensified inflationary pressures may indirectly impact the operations of the Group. The indirect implications will depend on the extent and duration of the crisis and remain uncertain.

Management has considered the unique circumstances and the risk exposures of the Group and has concluded that there is no significant impact in the Group’s profitability position. The event is not expected to have an immediate material impact on the business operations.

The Company considers events or transactions that occur after the balance sheet date, but before the combined carve-out financial statements are issued, to provide additional evidence relative to certain estimates or identify matters that require additional disclosures. The Company evaluated subsequent events through August 25, 2022, the date on which the combined carve-out financial statements were available to be issued. The combined carve-out financial statements reflect those material items that arose after the balance sheet date, but prior to this date that would be considered recognized subsequent events.